[ING FUNDS LOGO]

December 10, 2009

VIA EDGAR AND OVERNIGHT MAIL

Mr. Brion R. Thompson

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ING Infrastructure Development Equity Fund (the “Fund”)
(File Nos. 333-147343; 811-22144)

Dear Mr. Thompson:

Attached for filing, in electronic format via the EDGAR system, is Pre-Effective Amendment No. 3 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and Amendment No. 3 to the Fund’s registration statement under the Investment Company Act of 1940, as amended.  This Amendment is being filed solely for the purpose of filing certain exhibits.

If you have any additional questions concerning the filing, please do not hesitate to contact me at (480) 477-2278.

Best Regards,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

Attachments

cc:	Huey P. Falgout, Jr.
ING Investments, LLC